Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Fixed Income Securities (92.0%)
Angola (1.0%)
Sovereign (1.0%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)		$2,010	$2,179

Argentina (6.0%)
Corporate Bonds (3.2%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		1,180	874
Provincia de Buenos Aires,
BADLAR + 3.75%, 0.00%, 4/12/25 (a)(b)	ARS	20,340	423
BADLAR + 3.83%, 45.78%, 5/31/22 (b)		18,762	399
Provincia de Cordoba,
7.45%, 9/1/24 (a)		$1,610	1,300
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		2,230	1,650
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 47.04%, 6/9/21 (b)	ARS	16,600	350
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$580	409
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		1,880	1,363
			6,768
Sovereign (2.8%)
Argentine Republic Government International Bond,
6.88%, 1/26/27 – 1/11/48		3,870	3,002
7.13%, 7/6/36 – 12/31/99		1,690	1,275
7.50%, 4/22/26		730	621
Republic of Argentina,
3.75%, 12/31/38 (c)		1,750	1,017
			5,915
			12,683
Azerbaijan (0.5%)
Sovereign (0.5%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		1,200	1,055

Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		900	883

Brazil (4.4%)
Corporate Bonds (2.1%)
Embraer Netherlands Finance BV,
5.05%, 6/15/25		490	519
5.40%, 2/1/27		470	508
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		1,360	1,270
Petrobras Global Finance BV,
6.00%, 1/27/28		1,100	1,116

Rumo Luxembourg Sarl,
5.88%, 1/18/25	670	679
7.38%, 2/9/24	400	426
		4,518
Sovereign (2.3%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,988	2,761
6.00%, 4/7/26	1,960	2,177
		4,938
		9,456
Chile (1.6%)
Corporate Bonds (1.1%)
Colbun SA,
4.50%, 7/10/24 (a)	1,372	1,417
Geopark Ltd.,
6.50%, 9/21/24 (a)	850	857
		2,274
Sovereign (0.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,136
		3,410
China (4.4%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	1,050	1,074

Sovereign (3.9%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	5,340	5,599
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	1,967
3.70%, 6/10/25 (a)	780	797
		8,363
		9,437
Colombia (2.6%)
Corporate Bonds (0.5%)
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	420	441
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	660	699
		1,140
Sovereign (2.1%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,502
5.00%, 6/15/45	1,930	2,030
11.75%, 2/25/20	815	884
		4,416
		5,556

Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
7.16%, 3/12/45		1,600	1,568

Dominican Republic (1.5%)
Sovereign (1.5%)
Dominican Republic International Bond,
6.00%, 7/19/28 (a)		560	589
6.85%, 1/27/45 (a)		432	464
6.88%, 1/29/26 (a)		1,215	1,338
7.45%, 4/30/44 (a)		666	754
			3,145
Ecuador (3.1%)
Sovereign (3.1%)
Ecuador Government International Bond,
7.88%, 1/23/28		1,240	1,184
8.75%, 6/2/23 (a)		1,160	1,219
8.88%, 10/23/27 (a)		1,050	1,054
8.88%, 10/23/27		2,510	2,519
10.75%, 1/31/29 (a)		500	553
			6,529
Egypt (1.5%)
Sovereign (1.5%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	532
6.13%, 1/31/22 (a)		$390	395
6.59%, 2/21/28		1,000	982
7.50%, 1/31/27 (a)		840	882
7.90%, 2/21/48 (a)		490	477
			3,268
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
6.38%, 1/18/27		685	674
8.63%, 2/28/29 (a)		760	846
			1,520
Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)		880	851

Ghana (0.9%)
Sovereign (0.9%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		1,480	1,448
8.95%, 3/26/51 (a)		440	442
			1,890

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20	400	431

Hungary (1.7%)
Sovereign (1.7%)
Hungary Government International Bond,
7.63%, 3/29/41	2,490	3,706

India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	772

Indonesia (10.2%)
Sovereign (10.2%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,670	2,743
4.75%, 1/8/26 – 7/18/47(a)	2,140	2,239
5.13%, 1/15/45 (a)	1,014	1,081
5.35%, 2/11/49	1,020	1,134
5.88%, 1/15/24 (a)	1,200	1,326
5.88%, 1/15/24	4,360	4,816
5.95%, 1/8/46 (a)	260	307
7.75%, 1/17/38	1,729	2,356
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,134
6.45%, 5/30/44 (a)	1,720	1,968
6.50%, 11/7/48 (a)	1,070	1,248
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)	1,250	1,394
		21,746
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)	890	904

Jamaica (0.7%)
Corporate Bond (0.1%)
Digicel Ltd.,
6.00%, 4/15/21	245	206

Sovereign (0.6%)
Jamaica Government International Bond,
8.00%, 3/15/39	1,010	1,213
		1,419
Jordan (0.3%)
Sovereign (0.3%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	730	721

Kazakhstan (1.8%)
Sovereign (1.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	278	281
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	520	568
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)	2,760	3,025
		3,874
Kenya (0.4%)
Sovereign (0.4%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)	560	569
8.25%, 2/28/48	350	355
		924
Mexico (11.8%)
Corporate Bond (0.5%)
Mexichem SAB de CV,
5.50%, 1/15/48 (a)	1,180	1,105

Sovereign (11.3%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)	2,250	2,205
Mexico Government International Bond,
3.75%, 1/11/28	1,410	1,395
4.15%, 3/28/27	2,759	2,809
4.60%, 1/23/46	2,080	2,010
6.05%, 1/11/40	898	1,030
Petroleos Mexicanos,
4.88%, 1/24/22	523	529
5.63%, 1/23/46	2,000	1,658
6.35%, 2/12/48	870	771
6.38%, 1/23/45	2,520	2,235
6.50%, 3/13/27 – 6/2/41	3,700	3,624
6.63%, 6/15/35 – 6/15/38	2,030	1,904
6.75%, 9/21/47	1,950	1,795
8.63%, 12/1/23	1,990	2,219
		24,184
		25,289
Mongolia (0.4%)
Sovereign (0.4%)
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (a)	740	769

Nigeria (1.4%)
Sovereign (1.4%)
Nigeria Government International Bond,
6.38%, 7/12/23	530	549
6.50%, 11/28/27 (a)	870	862
7.14%, 2/23/30 (a)	1,020	1,022
9.25%, 1/21/49 (a)	430	478
		2,911

Panama (1.6%)
Sovereign (1.6%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,530	1,622
Panama Government International Bond,
4.00%, 9/22/24	1,434	1,501
8.88%, 9/30/27	278	386
		3,509
Paraguay (1.8%)
Sovereign (1.8%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	930	962
4.70%, 3/27/27 (a)	470	491
5.40%, 3/30/50 (a)	660	693
6.10%, 8/11/44 (a)	1,420	1,612
		3,758
Peru (2.5%)
Corporate Bond (0.1%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	310	318

Sovereign (2.4%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	1,018
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	494
Peruvian Government International Bond,
6.55%, 3/14/37	1,550	2,095
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,440	1,481
		5,088
		5,406
Philippines (1.9%)
Sovereign (1.9%)
Philippine Government International Bond,
3.95%, 1/20/40	700	739
9.50%, 2/2/30	2,200	3,398
		4,137
Poland (1.2%)
Sovereign (1.2%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,910	1,924
4.00%, 1/22/24	570	597
		2,521
Qatar (1.1%)
Sovereign (1.1%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)(d)	2,150	2,266

Russia (4.4%)
Sovereign (4.4%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	8,800	9,067
5.63%, 4/4/42	400	433
		9,500
Saudi Arabia (0.9%)
Sovereign (0.9%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)	1,880	2,009

Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	1,140	1,098

South Africa (4.1%)
Corporate Bonds (0.4%)
SASOL Financing USA LLC,
5.88%, 3/27/24	370	393
6.50%, 9/27/28	480	524
		917
Sovereign (3.7%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	550	544
7.13%, 2/11/25	3,210	3,182
8.45%, 8/10/28 (a)(d)	840	884
South Africa Government International Bond,
5.88%, 9/16/25	3,070	3,246
		7,856
		8,773
Sri Lanka (1.6%)
Sovereign (1.6%)
Sri Lanka Government International Bond,
6.75%, 4/18/28	2,600	2,574
7.85%, 3/14/29 (a)	850	889
		3,463
Turkey (5.1%)
Sovereign (5.1%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	2,100	2,098
Turkey Government International Bond,
3.25%, 3/23/23	3,100	2,752
4.88%, 4/16/43	1,800	1,338
5.63%, 3/30/21	2,350	2,326
6.88%, 3/17/36	1,000	913
7.25%, 12/23/23 (d)	1,580	1,595
		11,022

Ukraine (3.5%)
Sovereign (3.5%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	5,750	5,495
9.75%, 11/1/28 (a)	740	765
9.75%, 11/1/28	1,100	1,136
		7,396
Uruguay (0.6%)
Sovereign (0.6%)
Uruguay Government International Bond,
5.10%, 6/18/50	1,125	1,205

Uzbekistan (0.1%)
Sovereign (0.1%)
Republic of Uzbekistan Bond,
5.38%, 2/20/29 (a)	250	249

Venezuela (1.7%)
Sovereign (1.7%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (e)(f)	15,570	3,620
Total Fixed Income Securities (Cost $202,330)		196,828

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria Bond, expires 11/15/20 (b)(g)	2,250	121
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g)	5,450	12
Total Warrants (Cost $—)		133

	Shares	Value (000)
Short-Term Investments (7.9%)
Securities held as Collateral on Loaned Securities (2.2%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	3,756,000	3,756

	Face Amount (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $243; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $248)	$243	243
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $580; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $591)	579	579

Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $209; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $213)	209	209
		1,031
Total Securities held as Collateral on Loaned Securities (Cost $4,787)		4,787

Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $8,003)	8,003,107	8,003

	Face Amount (000)
Egypt (1.0%)
Sovereign (1.0%)
Egypt Treasury Bills,
17.50%, 9/10/19	EGP	16,050	864
17.58%, 9/10/19	23,950		1,289
			2,153
Nigeria (1.0%)
Sovereign (1.0%)
Nigeria Treasury Bills,
14.34%, 2/27/20	NGN	194,105	475
14.66%, 2/27/20	235,278		576
15.08%, 2/27/20	435,617		1,067
			2,118
Total Sovereign (Cost $4,247)			4,271
Total Short-Term Investments (Cost $17,037)			17,061
Total Investments (100.0%) (Cost $219,367) Including $4,796 of Securities Loaned (i)(j)(k)			214,022
Liabilities in Excess of Other Assets			(3,642)
Net Assets			$210,380

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Multi-step – Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2019. Maturity date disclosed is the ultimate maturity date.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $4,796,000 and $4,865,000, respectively. The Fund received cash collateral of approximately $4,865,000, of which approximately $4,787,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $78,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)	Issuer in bankruptcy.
(f)	Non-income producing security; bond in default.
(g)	Security has been deemed illiquid at March 31, 2019.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(k)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,939,000 and the aggregate gross unrealized depreciation is approximately $13,338,000, resulting in net unrealized depreciation of approximately $5,399,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2019:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
BNP Paribas SA	$926	ARS	38,950	4/26/19	$(54)

ARS	–	Argentine Peso
EGP	–	Egyptian Pound
EUR	–	Euro
NGN	–	Nigerian Naira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	85.3%
Corporate Bonds	8.7
Short-Term Investments	5.9
Other**	0.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $54,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$18,320	$—	$18,320
Sovereign	—	178,508	—	178,508
Total Fixed Income Securities	—	196,828	—	196,828
Warrants	—	133	—	133
Short-Term Investments
Investment Company	11,759	—	—	11,759
Repurchase Agreements	—	1,031	—	1,031
Sovereign	—	4,271	—	4,271
Total Short-Term Investments	11,759	5,302	—	17,061
Total Assets	11,759	202,263	—	214,022
Liabilities:
Foreign Currency Forward Exchange Contract	—	(54)	—	(54)
Total	$11,759	$202,209	$—	$213,968

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.